Vessels, net (Details Narrative) $ in Thousands			1 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended			8 Months Ended				9 Months Ended		10 Months Ended				11 Months Ended							12 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 13, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jan. 28, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 25, 2021 USD ($)	May 10, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 29, 2020 USD ($)	Jul. 27, 2022 USD ($)	Aug. 13, 2021 USD ($)	Jul. 31, 2021 USD ($)	Sep. 13, 2022 USD ($)	Sep. 12, 2022 USD ($)	Sep. 08, 2022 USD ($)	Aug. 16, 2021 USD ($)	Sep. 21, 2022 USD ($)	Sep. 30, 2020 USD ($)	Nov. 14, 2022 USD ($)	Oct. 25, 2022 USD ($)	Oct. 29, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 14, 2022 USD ($)	Dec. 05, 2022 USD ($)	Dec. 01, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 17, 2022 USD ($)	Dec. 10, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 USD ($)	Dec. 23, 2022 USD ($)	Dec. 19, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 29, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Working capital balances																																$ (782,334)				$ (5,766)	$ 37,999
Proceeds from Sale of Property, Plant, and Equipment																																284,476				121,080	8,183
Property, Plant and Equipment, Net																																3,777,329				2,852,570
Gain (Loss) on Disposition of Property Plant Equipment																																149,352				33,625	0
Asset Impairment Charges																																0				0	71,577
Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel type																							Panamax
Navios Armonia, Navios Astra, Navios Primavera, Navios Azalea [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses																																16,745
Navios Alegria II [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses																									$ 243
Vessel year built																									2016
Vessel type																									Panamax
Vessel capacity in DWT																									84,852
Additions																									$ 27,493
Navios Azalea II [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																													2022
Vessel type																													Capesize
Vessel capacity in DWT																													182,064
Additions																													$ 44,753
Navios Armonia [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																			2022
Vessel type																			Capesize
Vessel capacity in DWT																			182,079
Additions																			$ 44,254
Navios Astra [Member]
Property, Plant and Equipment [Line Items]
Vessel year built															2022
Vessel type															Capesize
Vessel capacity in DWT															182,393
Additions															$ 55,804
Navios Primavera [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses												$ 986
Vessel year built												2022
Vessel type												Panamax
Vessel capacity in DWT												82,003
Additions												$ 32,566
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Finance Lease Right-Of-Use Asset																																						$ 389,436
Owned vessels [Member]
Property, Plant and Equipment [Line Items]
Additions																	$ 588,939
Navios Azimuth [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses									$ 3
Vessel year built									2011
Vessel type									Capesize
Vessel capacity in DWT									179,169
Additions									$ 30,003
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2012
Vessel type										Capesize
Vessel capacity in DWT										179,515
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2009
Vessel type										Capesize
Vessel capacity in DWT										180,022
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Additions										$ 58,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses								$ 67
Vessel year built								2011
Vessel type								Capesize
Vessel capacity in DWT								181,415
Additions								$ 28,567
Ete N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2009
Vessel type							Containership
Vessel capacity in TEU							2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Additions							$ 55,500
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2012
Vessel type					Panamax
Vessel capacity in DWT					81,355
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2012
Vessel type					Panamax
Vessel capacity in DWT					81,472
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses					$ 70
Additions					39,320
Working capital balances					$ (5,766)
Navios Gem [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																				2014
Vessel type																				Capesize
Vessel capacity in DWT																				181,336
Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																				2014
Vessel type																				Panamax
Vessel capacity in DWT																				77,095
Navios Gem and Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Additions																				$ 51,000
Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member] | Upon Europe II liquidation [member]
Property, Plant and Equipment [Line Items]
Additions											$ 56,050
Navios Perseus N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																																		2009
Vessel type																																		MR1 Product Tanker
Vessel capacity in DWT																																		36,264
Proceeds from Sale of Property, Plant, and Equipment																																		$ 18,315
Property, Plant and Equipment, Net																																		$ 12,607
Navios Camelia [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																													2009
Vessel type																													Panamax
Vessel capacity in DWT																													75,162
Proceeds from Sale of Property, Plant, and Equipment																													$ 14,700
Property, Plant and Equipment, Net																													10,142
Dry dock and special survey costs, net																													$ 204
Navios Alegria [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																					2004
Vessel type																					Panamax
Vessel capacity in DWT																					76,466
Proceeds from Sale of Property, Plant, and Equipment																					$ 10,780
Property, Plant and Equipment, Net																					7,338
Dry dock and special survey costs, net																					$ 735
Navios Symmetry [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																						2006
Vessel type																						Panamax
Vessel capacity in DWT																						74,381
Proceeds from Sale of Property, Plant, and Equipment																						$ 11,466
Property, Plant and Equipment, Net																						11,673
Dry dock and special survey costs, net																						$ 1,683
Navios Unite [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																			2006
Vessel type																			Containership
Vessel capacity in TEU																			8,204
Proceeds from Sale of Property, Plant, and Equipment																			$ 83,125
Property, Plant and Equipment, Net																			35,835
Dry dock and special survey costs, net																			$ 2,619
Navios Utmost [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																2006
Vessel type																Containership
Vessel capacity in TEU																8,204
Proceeds from Sale of Property, Plant, and Equipment																$ 132,125
Property, Plant and Equipment, Net																35,651
Dry dock and special survey costs, net																$ 2,412
Navios Prosperity I [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2007
Vessel type	Panamax
Vessel capacity in DWT	75,527
Proceeds from Sale of Property, Plant, and Equipment	$ 13,750
Date of sale	February 7, 2023
Navios Amaryllis [member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																																	2008
Vessel type																																	Ultra-Handymax
Vessel capacity in DWT																																	58,735
Proceeds from Sale of Property, Plant, and Equipment																																	$ 15,100
Date of sale																																	January 26, 2023
Navios Jupiter N [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																																			2011
Vessel type																																			Post-Panamax
Vessel capacity in DWT																																			93,062
Proceeds from Sale of Property, Plant, and Equipment																																			$ 16,425
Date of sale																																			February 3, 2023
Nave Polaris [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																										2011
Vessel type																										Chemical Tanker
Vessel capacity in DWT																										25,145
Proceeds from Sale of Property, Plant, and Equipment																										$ 14,650
Date of sale																										January 24, 2023
Nave Cosmos [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																										2010
Vessel type																										Chemical Tanker
Vessel capacity in DWT																										25,130
Proceeds from Sale of Property, Plant, and Equipment																										$ 13,600
Date of sale																										January 9, 2023
Star N [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																											2009
Vessel type																											MR1 Product Tanker
Vessel capacity in DWT																											37,836
Proceeds from Sale of Property, Plant, and Equipment																											$ 18,100
Date of sale																											January 26, 2023
Nave Dorado [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																												2005
Vessel type																												MR2 Product Tanker
Vessel capacity in DWT																												47,999
Proceeds from Sale of Property, Plant, and Equipment																												$ 15,625
Date of sale																												January 17, 2023
Nave Cosmos, Nave Polaris, Jupiter N and Navios Prosperity I [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																																7,913
Navios Altair I [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																							2006
Vessel capacity in DWT																							74,475
Proceeds from Sale of Property, Plant, and Equipment																							$ 13,465
Property, Plant and Equipment, Net																							10,189
Dry dock and special survey costs, net																							$ 29
Harmony N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																		2006
Vessel type																		Containership
Vessel capacity in TEU																		2,824
Proceeds from Sale of Property, Plant, and Equipment																		$ 28,420
Navios Azalea [Member]
Property, Plant and Equipment [Line Items]
Vessel year built													2005
Vessel type													Panamax
Vessel capacity in DWT													74,759
Proceeds from Sale of Property, Plant, and Equipment													$ 12,610
Property, Plant and Equipment, Net													10,137
Dry dock and special survey costs, net													$ 777
Navios Dedication [Member]
Property, Plant and Equipment [Line Items]
Vessel year built														2008
Vessel type														Containership
Vessel capacity in TEU														4,250
Proceeds from Sale of Property, Plant, and Equipment														$ 33,893
Joie N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2011
Vessel type						Ultra-Handymax
Vessel capacity in DWT						56,557
Proceeds from Sale of Property, Plant, and Equipment						$ 8,190
Castor N [Member] | Memorandum Of Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2007
Vessel type			Containership
Vessel capacity in TEU			3,091
Proceeds from Sale of Property, Plant, and Equipment			$ 8,869
Asset Impairment Charges																																					2,026
Sale price																															$ 8,869
Solar N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2006
Vessel type				Containership
Vessel capacity in TEU				3,398
Proceeds from Sale of Property, Plant, and Equipment				$ 11,074
Esperanza N [Member] | Memorandum Of Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2008
Vessel type		Containership
Vessel capacity in TEU		2,007
Proceeds from Sale of Property, Plant, and Equipment		$ 4,559
Asset Impairment Charges																																					$ 1,780
Sale price																								$ 4,559
Navios Soleil [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																														$ 8,183
Property, Plant and Equipment, Net																														18,163
Dry dock and special survey costs, net																														3,108
Asset Impairment Charges																														$ 9,980
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Water and Waste Water Systems																																$ 18,901				$ 11,408